Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) t	Jun. 30, 2021 USD ($)	Jun. 30, 2023 AUD ($) t	Jun. 30, 2023 GBP (£) t	Jun. 30, 2023 EUR (€) t	Jun. 30, 2023 USD ($) t	Jun. 30, 2023 CLP ($) t
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 13,852					$ 19,326
Transfer between fair value hierarchy categories	$ 0
Percentage of borrowings exposed to floating interest rate	98.00%	80.00%
Weighted average interest rate payable	USD SOFR +1.54 per cent	USD LIBOR + 1.74 per cent
Debt instrument variable interest rate spread		1.74%		1.54%	1.54%	1.54%	1.54%	1.54%
Proceeds from borrowings	$ 8,182	$ 1,164	$ 568
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage				1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		29					$ 58
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount				$ 0.01	£ 0.01	€ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk		16					$ 15
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage				10.00%	10.00%	10.00%	10.00%	10.00%
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net fair value of financial assets and (liabilities)		$ 56					$ 20
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage				10.00%	10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t		289		314	314	314	314	314
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 162					$ 184
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		3,018					534
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 3,126					$ 538
OZL acquisition facility [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from borrowings	$ 5,000